Commitments and contingencies - Unrecorded Unconditional Purchase Obligations Disclosure (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) engine aircraft helicopter
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligation, number of engines | engine	37
Purchase obligation, number of helicopters | helicopter	8
Purchase obligations | Flight equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2024	$ 7,220,900
2025	5,817,100
2026	2,859,900
2027	1,551,000
2028	254,700
Thereafter	162,100
Total	$ 17,865,700
Number of forward orders | aircraft	338
Number of purchase-leaseback transactions | aircraft	10